Fair Value Measurements	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Note 9 — Fair Value Measurements
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$230,004,108	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$8,318,290	$—	$—
Derivative warrant liabilities — private warrants	$—	$—	$8,284,890
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Fund	$230,017,782	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$—	$—	$6,762,630
Derivative warrant liabilities — private warrants	$—	$—	$6,705,000
The remainder of the balance in Investments held in Trust Account is comprised of cash equivalents. Level 1 assets include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in January 2021, when the Public Warrants were separately listed and traded.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since January 2021. For the three and six months ended June 30, 2021, the Company recognized a charge to the condensed consolidated statements of operations resulting from an increase in the fair value of liabilities of approximately $2.1 million and $3.1 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying condensed consolidated statements of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Stock price	$9.93	$9.98
Volatility	25.7%	23.5%
Expected life of the options to convert	5.10	5.47
Risk-free rate	0.88%	0.43%
Dividend yield	—	—
The change in the fair value of the Level 3 derivative warrant liabilities for six months ended June 30, 2021 is summarized as follows:

Level 3 – Derivative warrant liabilities at January 1, 2021	$13,467,630
Transfer of Public Warrants to Level 1	(7,285,410)
Change in fair value of derivative warrant liabilities	2,102,670

Level 3 – Derivative warrant liabilities at June 30, 2021	$8,284,890

Hippo Enterprises Inc And Subsidiaries [Member]
Fair Value Measurements

4. Fair Value Measurement
The following table summarizes the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in millions):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	237.9	$—	$—	$237.9

Total cash equivalents	$237.9	$—	$—	$237.9

Fixed maturities available-for-sale:
U.S. government and agencies	$10.0	$—	$—	$10.0
States, and other territories	—	5.9	—	5.9
Corporate securities	—	18.4	—	18.4
Foreign securities	—	0.3	—	0.3
Residential mortgage-backed securities	—	10.6	—	10.6
Commercial mortgage-backed securities	—	5.0	—	5.0
Asset backed securities	—	6.4	—	6.4

Total fixed maturities available-for-sale	10.0	46.6	—	56.6

Total financial assets	$247.9	$46.6	$—	$294.5

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$162.6	$162.6
Contingent consideration liability	—	—	11.6	11.6
Preferred stock warrant liabilities	—	—	137.5	137.5

Total financial liabilities	$—	$—	$311.7	$311.7

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$372.1	$—	$—	$372.1
Treasury Bills	23.5	—	—	23.5

Total cash equivalents	$395.6	$—	$—	$395.6

Fixed maturities available-for-sale:
U.S. government and agencies	$10.1	$—	$—	$10.1
States, and other territories	—	5.1	—	5.1
Corporate securities	—	17.4	—	17.4
Foreign securities	—	0.8	—	0.8
Residential mortgage-backed securities	—	12.9	—	12.9
Commercial mortgage-backed securities	—	5.5	—	5.5
Asset backed securities	—	4.2	—	4.2

Total fixed maturities available-for-sale	$10.1	$45.9	$—	$56.0

Total financial assets	$405.7	$45.9	$—	$451.6

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$113.3	$113.3
Contingent consideration liability	—	—	12.0	12.0
Preferred stock warrant liabilities	—	—	22.9	22.9

Total financial liabilities	$—	$—	$148.2	$148.2

The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. During the six months ended June 30, 2021 and December 31, 2020 there were no transfers between levels in the fair value hierarchy.
Preferred Stock Warrant Liabilities
The table below presents changes in the preferred stock warrant liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$22.9	$6.7
Changes in fair value	114.6	4.1

Balance as of June 30,	$137.5	$10.8

Contingent Consideration
The contingent consideration is
re-valued
to fair value at the end of each reporting period using the present value of future payments based on an estimate of revenue and customer renewals of the acquiree. There is no limit to the maximum potential contingent consideration as the consideration is based on acquired customer retention. The table below presents the changes in the contingent consideration liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$12.0	$13.8
Payments of contingent consideration	(1.7)	(3.2)
Changes in fair value	1.3	—

Balance as of June 30,	$11.6	$10.6

Derivative liability on notes
The embedded derivative liabilities on the issued and outstanding convertible promissory notes are re-valued
to the current fair value at the end of each reporting period using the income-based approach based on the with or without 10% discount basis. As of June 30, 2021, the expected time to conversion used in the valuation was
0.1-2.9
years. The table below presents the changes in derivative liability on convertible promissory notes valued using Level 3 inputs (in millions):

2021
Balance as of January 1,	$113.3
Initial measurement of new derivative	2.8
Changes in fair value	46.5

Balance as of June 30,	$162.6

4. Fair Value Measurement
The following table summarizes the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in millions):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$372.1	$—	$—	$372.1
Treasury bills	23.5	—	—	23.5

Total cash equivalents	$395.6	$—	$—	$395.6

Fixed maturities available-for-sale:
U.S. government and agencies	$9.5	$—	$—	$9.5
All other government	0.6	—	—	0.6
States, and other territories	—	5.1	—	5.1
Corporate securities	—	17.4	—	17.4
Foreign securities	—	0.8	—	0.8
Residential mortgage-backed securities	—	12.9	—	12.9
Commercial mortgage-backed securities	—	5.5	—	5.5
Asset backed securities	—	4.2	—	4.2

Total fixed maturities available-for-sale	$10.1	$45.9	$—	$56.0

Total financial assets	$405.7	$45.9	$—	$451.6

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$113.3	$113.3
Contingent consideration liability	—	—	12.0	12.0
Preferred stock warrant liabilities	—	—	22.9	22.9

Total financial liabilities	$—	$—	$148.2	$148.2

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$3.7	$—	$—	$3.7
Short-term investments:
U.S. government securities	96.5	—	—	96.5

Total financial assets	$100.2	$—	$—	$100.2

Financial liabilities:
Contingent consideration liability	$—	$—	$13.8	$13.8
Preferred stock warrant liabilities	—	—	6.7	6.7

Total financial liabilities	$—	$—	$20.5	$20.5

The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. During the years ended December 31, 2020 and 2019, there were no transfers between levels in the fair value hierarchy.
Contingent Consideration Liability
In April 2019, the Company closed an acquisition agreement with CalAtlantic Title Group, LLC. Included in the purchase price was $14.9 million of the estimated fair value of contingent consideration. The contingent consideration was valued using the present value of future payments based on an estimate of revenue and customer renewals of the acquiree. There is no limit to the maximum potential contingent consideration as the consideration is based on acquired customer retention. See Note 18 for additional information regarding the acquisition.
The following table includes a rollforward of the contingent consideration liability (in millions):

Balance as of January 1, 2019	$—
Initial recognition of contingent consideration included	14.9
in purchase consideration of acquisition
Payments of contingent consideration	(3.0)
Changes in fair value	1.9

Balance as of December 31, 2019	$13.8
Payments of contingent consideration	(5.2)
Changes in fair value	3.4

Balance as of December 31, 2020	$12.0

Preferred Stock Warrant Liabilities
The following table includes a rollforward of the preferred stock warrant liability activity valued using Level 3 inputs is (in millions):

Balance as of January 1, 2019	$4.7
Changes in fair value	2.0

Balance as of December 31, 2019	6.7
Changes in fair value	16.2

Balance as of December 31, 2020	$22.9

See Note 16 for additional information regarding preferred stock warrant liabilities.

Reinvent Technology Partners Z [Member]
Fair Value Measurements
Note 10 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,017,782	$—	$—

Liabilities:
Derivative warrant liabilities — Public Warrants	$—	$—	$6,762,630
Derivative warrant liabilities — Private Warrants	$—	$—	$6,705,000
The remainder of the balance in Investments held in Trust Account is comprised of cash equivalents. Level 1 instruments include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from October 2, 2020 (inception) through December 31, 2020.
The changes in Level 3 liability measured at fair value for the period ended December 31, 2020 was solely due to the change in the fair value of the stock warrant liability reflected on the statement of operations. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.
The warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within derivative warrants liability on the balance sheet. The warrants liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative warrants liability in the statement of operations.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The Company recognized $12,601,580 for the derivative warrant liabilities upon their issuance on November 18, 2020. For the period from October 2, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $866,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the historical volatility of select peer company’s traded common stock warrants that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of November 18, 2020	As of December 31, 2020
Stock price	$9.72	$9.98
Volatility	23.20%	23.50%
Expected life of the options to convert	5.6	5.5
Risk-free rate	0.47%	0.43%
Dividend yield	—	—